DERIVATIVE FINANCIAL INSTRUMENTS DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Disclosure of detailed information about financial instruments [line items]
Reserve of cash flow hedges, net of tax	$ 600,000	$ (100,000)	$ (400,000)
Interest rate swap contracts
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income that will be reclassified to profit or loss, before tax	$ (700,000)
Interest rate swap contracts | Tenigal S. de R.L. de C.V.
Disclosure of detailed information about financial instruments [line items]
Derivative, average fixed interest rate	1.92%
Reserve of cash flow hedges, net of tax	$ 600,000
Notional amount				$ 100,000,000	$ 100,000,000
Non-deliverable forward contract | Prosid Investments S.A.
Disclosure of detailed information about financial instruments [line items]
Notional amount	324,700,000
Non-deliverable forward contract | Ternium Colombia S.A.S (formerly Ferrasa S.A.S)
Disclosure of detailed information about financial instruments [line items]
Notional amount	22.0
Forward contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 46,700,000